FAIR VALUE MEASUREMENTS (Details 1) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended			99 Months Ended	108 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Sep. 30, 2013
Balance	$ 630	$ 276	$ 276
Changes in values of deferred shares and liability related to stock option and warrants	(220)	(191)	(418)	(120)	(95)	278	58
Expiration of deferred shares			(128)
Issuance of liability related to warrants	471		1,076
Utilization of the Most Favored Nation	27
Classification of liability award to equity as a result of expiration of the Most Favored Nation			141
Classification of warrants from liability to equity as a result of modification			35
Balance	853		630	276		630	853
Fair Value, Inputs, Level 3 [Member]
Balance		276	276
Changes in values of deferred shares and liability related to stock option and warrants			418
Expiration of deferred shares			128
Issuance of liability related to warrants			(1,076)
Classification of liability award to equity as a result of expiration of the Most Favored Nation			141
Classification of warrants from liability to equity as a result of modification			35
Balance			$ 630			$ 630